Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Deferred tax
(Increase)/decrease in deferred tax assets	$ (144)	$ (818)
(Decrease)/increase in deferred tax liabilities	82	88
Total deferred tax expense/(benefit)	(62)	(730)
Income tax expense/(benefit)	$ (62)	$ (730)